                                [COLONIAL LOGO]



                                    COLONIAL
                                   MUNICIPAL
                                     INCOME
                                     TRUST

                               SEMIANNUAL REPORT
                                  MAY 31, 1997

                   COLONIAL MUNICIPAL INCOME TRUST HIGHLIGHTS
                        DECEMBER 1, 1996 - MAY 31, 1997

INVESTMENT OBJECTIVE: Colonial Municipal Income Trust seeks to provide high current income, generally exempt from federal income taxes, by investing primarily in medium and lower quality municipal securities. Secondary is to preserve its capital.

THE FUND IS DESIGNED TO OFFER:

      -    Potential for high tax-free income
      -    Experienced professional management
      -    Expert credit analysis

PORTFOLIO MANAGER COMMENTARY: "Our investment strategy focused on identifying undervalued industrial revenue bonds issued by corporate borrowers. Not only do these bonds have "household name" value in the marketplace, they tend to have more diversified earnings and lower debt levels. Many of the companies included in the portfolio have operations around the world. By emphasizing these investments, the Fund is able to benefit from a growing global economy. In contrast, many municipal bond funds look no farther than local or state economies. We will continue to invest in this class of bonds as long as our economic outlook is positive and we have expectations for corporate earnings
increases."                                                 -- Peter Andersen

                  COLONIAL MUNICIPAL INCOME TRUST PERFORMANCE

        Distributions declared per share(1)                               $0.255
        Six-month total return, assuming
        reinvestment of all distributions
        - NAV                                                              2.54%
        - Market Price                                                     5.30%
        Price per share
        - NAV                                                             $7.34
        - Market Price                                                    $7.38

(1) A portion of the Fund's income may be subject to the alternative minimum tax.

The Fund may at times purchase tax-exempt securities at a discount, and some or all of this discount may be included in the Fund's ordinary income which will be taxable when distributed.

TOP FIVE SECTORS
(as of 5/31/97)
Nursing Home ...................................................      20.4%
Housing ........................................................      13.2%
Hospital .......................................................       8.9%
Manufacturing ..................................................       6.2%
Air Transportation .............................................       5.5%

QUALITY BREAKDOWN
(as of 5/31/97)
NON-RATED: .....................................................      56.6%
AAA: ...........................................................      12.4%
AA: ............................................................       2.8%
A: .............................................................       6.8%
BBB: ...........................................................      19.3%
BB: ............................................................       2.1%

[PIECHART]

Sector and quality breakdowns are calculated as a percent of total net assets. Because the Trust is actively managed, there can be no guarantee the Trust will continue to maintain these quality weightings or invest in these sectors in the future.

                              PRESIDENT'S MESSAGE
                              To Fund Shareholders

I am pleased to present the semiannual report for Colonial Municipal Income Trust. This report reflects on the investment environment for the six months ended May 31, 1997.

                                    [PHOTO]
                                Harold W. Cogger
                                   President

The economy continued to grow at a healthy pace during the past six months. A firm job market buoyed consumer confidence, resulting in strong retail, auto and housing sales. The strength of the economy during the first quarter of 1997 led the Federal Reserve Board to raise short-term interest rates in March for the first time in two years. This action responded to growing concern for wage and price inflation. As interest rates rose, bond prices declined.

Despite the increase in interest rates, investments in municipal bonds had smaller price declines than those of some alternative fixed-income investments, including Treasury bonds. A lower supply of new municipal issues, low dealer inventories and strong demand helped support tax-exempt prices. In addition, the specter of potential tax reform that would have negatively affected municipal bonds faded with the outcome of the November presidential and congressional elections.

The investment environment for municipal bonds was not without challenge. The yield advantage for investing in lower quality municipal bonds was at a historically low level. Narrow spreads combined with tight supply created higher prices and lower yields for new investments. Additional uncertainty was experienced as Congress struggled to reach a balanced budget agreement, although a compromise reached later in the period encouraged municipal market investors.

Colonial Municipal Income Trust's emphasis on corporate-backed industrial revenue bonds provides investors with attractive growth prospects. Furthermore , the Trust offers you tax-free income as well as the opportunity to diversify your fixed-income portfolio and to invest in America's infrastructure.

We look forward to updating you on the Fund's performance six months from now, in the annual report.

Respectfully,

/s/Harold W. Cogger
Harold W. Cogger
President
July 15, 1997

Because market conditions change frequently, there can be no assurance that the trends described here will continue, come to pass or affect Fund performance.

                              INVESTMENT PORTFOLIO
                     MAY 31, 1997 (UNAUDITED, IN THOUSANDS)

MUNICIPAL BONDS - 98.3%                               PAR          VALUE
--------------------------------------------------------------------------
EDUCATION - 3.5%
 SCHOOL DISTRICT GENERAL OBLIGATIONS - 2.5%
 AZ Apache County School District
  Number 010 Round Valley
  Project of 1987, Series 1990-C,
                           9.875%    07/01/05       $   2,000     $  2,185
 LA New Orleans,
  Series 1991,
                           (a)       09/01/15           4,000        1,420
 NY New York City,
  Series 1997-H,
                           6.000%    08/01/17           1,330        1,332
                                                                  --------
                                                                     4,937
                                                                  --------

 STUDENT LOAN - 1.0%
 SD State Student Loan Finance Corp.,
  Series 1996-E,
                           6.550%    08/01/20           2,000        2,013
                                                                  --------
 ...........................................................................
HEALTHCARE - 30.3%
 HOSPITAL - 8.9%
 AL Special Care Facilities Authority,
  Montgomery Healthcare,
  Series 1989,
                          11.000%    10/01/19           2,280        2,326
 DE State Economic Development Authority,
  Riverside Hospital,
  Series 1992-A,
                           9.500%    01/01/22             895        1,159
 GA Clayton Hospital Authority,
  The Woodlands Foundation, Inc.,
  Series 1991-A,
                           9.750%    05/01/21 (b)       1,500          975
 ID State Health Facilities Authority,
  IHC Hospitals, Inc.,
                           7.820%    02/15/21           2,750        2,977
 IL State Health Facilities Authority,
  Edgewater Medical Center,
  Series A,
                           9.250%    07/01/24           2,250        2,655
 NJ Health Care Facilities Financing
  Authority, Raritan Bay Medical Center,
                           7.250%    07/01/27           1,000        1,046

                        Investment Portfolio/May 31, 1997
--------------------------------------------------------------------------------

PA Delaware County Authority,
 Southeastern Pennsylvania Obligated Group,
 Series 1996:
                          6.000%    12/15/16       $   1,400     $  1,393
                          6.000%    12/15/26             500          489
VA Dickenson County Industrial
 Development Authority, Volunteer
 Healthcare Systems, Inc., Series 1988-A,
                         10.750%    06/01/18 (b)       4,290        1,287
VT State Educational & Health
 Buildings Authority, Financing Agency,
 Springfield Hospital, Series A,
                          7.750%    01/01/13           1,040        1,127
WA State Health Care Facilities Authority,
 Grays Harbor Community Hospital,
 Series 1993:
                          7.200%    07/01/03 (c)         375          411
                          8.025%    07/01/20 (c)       1,770        1,991
                                                                 --------
                                                                   17,836
                                                                 --------

INTERMEDIATE CARE FACILITIES  - 1.0%
MA State Health & Educational
 Facilities Authority,
 Corp. for Independent Living,
                          8.100%    07/01/18             685          734
TN Shelby County, Health, Education,
 & Housing Facilities Board, Open Arms
 Development Center:
      Series 1992-A,
                          9.750%    08/01/19             520          599
      Series 1992-C,
                          9.750%    08/01/19             530          610
                                                                 --------
                                                                    1,943
                                                                 --------

NURSING HOME - 20.4%
CO State Health Facilities Authority,
 American Housing Foundation, Inc.,
 Series 1990-A,
                         10.250%    12/01/20           1,500        1,500
DE State Economic Development Authority,
                         12.000%    04/01/25           2,265        2,474
DE Sussex County, Healthcare Facility,
 Delaware Health Corp.,
 Series 1994-A,
                          7.600%    01/01/24           1,000        1,003

                        Investment Portfolio/May 31, 1997

MUNICIPAL BONDS - 98.3% CONT.                         PAR          VALUE
--------------------------------------------------------------------------
HEALTHCARE - CONT.
 NURSING HOME - CONT.
 FL Flagler County Industrial
  Development Authority,
  South Florida Properties, Series 1988,
                          10.500%    12/01/18       $   1,455     $  1,311
 IA State Finance Authority,
  Care Initiatives Project,
  Series 1996,
                           9.250%    07/01/25           1,000        1,226
 IN Gary Industrial Economic Development,
  West Side Health Care Center,
  Series 1987-A,
                          11.500%    10/01/17           2,500        2,583
 IN Michigan City Health Facilities,
  Metropolitan Health Foundation, Inc.
  Project,
                          10.000%    11/01/22           4,500        4,050
 KS Halstead Industrial
  Health Care Project,
                          10.250%    08/01/13 (b)       1,330          532
 KY Jefferson County
  First Mortgage,
  Kentucky Iowa, Inc. Project, Series 1990,
                          10.250%    01/01/20             975        1,010
 KY Lexington-Fayette Urban County
  Government, First Mortgage, AHF
  Kentucky-Iowa, Inc. Project, Series 1990,
                          10.250%    01/01/20             975        1,010
 MA Boston,
  St. Joseph Nursing Care Center, Inc.,
  Series 1990,
                          10.000%    01/01/20 (d)       1,940        2,115
 MA State Industrial Finance Agency,
  GF/Massachusetts, Inc.,
  Series 1994,
                           8.300%    07/01/23             990          995
 MI Cheboygan County Economic
  Development Corp.,
  Metro Health Foundation Project, Series 1993,
                          10.000%    11/01/22 (c)       2,440        2,196
 MO Grove Industrial Development Authority,
  First Mortgage Health Care Facility,
  Heritage Mannor GR, Series 1988,
                          10.250%    11/01/13             520          468

                        Investment Portfolio/May 31, 1997
--------------------------------------------------------------------------

MO Saint Louis County Industrial
 Development Authority,
                         10.250%    12/01/16       $   1,860     $  1,908
MO Springfield Industrial Development
 Authority,
                         10.250%    12/01/10           1,195        1,222
NJ Economic Development Authority
 Geriatric and Medical Service, Inc.,
 Series A,
                         10.500%    05/01/04             725          778
NM City of Clovis,
 Retirement Ranches Project,
                         10.750%    04/01/19           2,135        2,308
OH Lucas County,
 Gericare, Inc.,
 Series 1988-B,
                         10.500%    06/01/18           2,500        2,525
OH Montgomery County,
 Grafton Oaks Limited Partners,
 Series 1986,
                          9.750%    12/01/16           1,480        1,406
OK Muskogee County Economic Development
 Authority Health Facilities,
 Heartway Corp., Series 1989 A-3,
                         10.250%    03/01/19 (b)       1,970        1,615
PA Philadelphia Authority for
 Industrial Development:
  First Mortgage, The Care Pavilion,
  Series 1988,
                         10.250%    02/01/18             965          961
  RHA/Philadelphia Project,
                         10.250%    11/01/18           1,450        1,445
TN New Tazewell Health, Education and
 Housing Facilities Board,
 New Tazewell Series 1987,
                         10.000%    06/01/17           1,615        1,648
VA Virginia Beach Development Authority,
 Beverly Enterprises, Series 1985,
                         10.000%    04/01/10           1,795        1,970
WA Kitsap County Housing Authority,
 Martha & Mary Nursing Home,
                          7.100%    02/20/36             643          700
                                                                 --------
                                                                   40,959
                                                                 --------

                        Investment Portfolio/May 31, 1997
--------------------------------------------------------------------------

MUNICIPAL BONDS - CONT.                               PAR          VALUE
--------------------------------------------------------------------------
HOUSING - 13.2%
ASSISTED LIVING/SENIOR - 2.8%
IL State Development Finance Authority,
 Care Institute, Inc.,
                         8.250%    06/01/25        $   1,500     $  1,571
MN Roseville,
 Care Institute, Inc.,
 Series 1993,
                         7.750%    11/01/23            1,630        1,553
PA Montgomery County Industrial
 Development Authority, Assisted
 Living Facility, Series 1993-A,
                         8.250%    05/01/23              810         839
TX Bell County Health Facilities
 Development Corp., Care Institutions, Inc.,
                         9.000%    11/01/24            1,500        1,633
                                                                 --------
                                                                    5,596
                                                                 --------

MULTI-FAMILY - 9.5%
FL Clearwater Housing Authority,
 Hampton Apartments,
 Series 1994,
                         8.250%    05/01/24            2,500        2,619
FL Hialeah Housing Authority,
 Series 1991,
                         9.500%    11/01/21            1,000          950
FL State Housing Finance Agency,
 Windsong Apartments,
 Series 1993-C,
                         9.250%    01/01/19              830         835
IL Chicago,
 Michigan Boulevard Garden Apartment
 Rehabilitation Project, Series 1985,
                        12.000%    01/01/00              340         344
MN Washington County Housing &
 Redevelopment Authority,
 Cottages of Aspen, Series 1992,
                         9.250%    06/01/22            1,085        1,177
MN White Bear Lake,
 Birch Lake Townhomes Project,
 Series 1989-A,
                        10.250%    07/15/19            1,770        1,766
NC Eastern Carolina Regional Housing
 Authority, New River Apartments
 Jacksonville, Series 1994,
                         8.250%    09/01/14            1,935        1,983

                        Investment Portfolio/May 31, 1997
--------------------------------------------------------------------------

Resolution Trust Corp.,
 Pass Through Certificates,
 Series 1993-A,
                           8.500%    12/01/16 (c)   $   4,248     $  4,418
SC State Housing Finance and Development
 Multi-family Housing Finance Revenue,
 Westbridge Apartments, Series A,
                           9.500%    09/01/20           2,200        2,233
TN Franklin Industrial Board,
 Landings Apartment Project,
 Series 1996-B,
                           8.750%    04/01/27             800         796
TX Galveston Health Facilities Center,
 Pass Through Certificates,
                           8.000%    08/01/23           1,000        1,026
VA Alexandria Redevelopment
 & Housing Authority, Courthouse
 Commons Apartments, Series 1990-A,
                          10.000%    01/01/21           1,000        1,008
                                                                  --------
                                                                    19,155
                                                                  --------

SINGLE-FAMILY - 0.9%
AK State Housing Finance Corp.,
 Series 1996-A,
                           6.050%    12/01/17           1,000        1,011
KY 1986 County Single Family Mortgage
 Revenue, Class A,
                           9.000%    09/01/16               30          31
PA Allegheny County,
 Residential Financial Authority,
 Single-family Mortgage, Series 1987-G,
                           9.500%    12/01/18              710         728
                                                                  --------
                                                                     1,770
                                                                  --------

--------------------------------------------------------------------------
OTHER - 6.1%
LOCAL APPROPRIATED - 0.4%
CA Taft Public Financing Authority,
 Community Correctional Facilities Project,
 Series 1997-A,
                           5.950%    01/01/11              780         784
                                                                  --------

REFUNDED/ESCROW/SPECIAL OBLIGATION (e) - 5.7%
IL Chicago Public Building Commission,
 Series 1990-A,
                           7.000%    01/01/20           2,000        2,368

                        Investment Portfolio/May 31, 1997
--------------------------------------------------------------------------

MUNICIPAL BONDS - CONT.                               PAR          VALUE
--------------------------------------------------------------------------
OTHER - CONT.
REFUNDED/ESCROW/SPECIAL OBLIGATION - CONT.
MA State Industrial Finance Agency:
 Series 1990,
                         9.000%    10/01/20        $     950    $  1,096
 Mary Ann Morse Nursing Home, Inc.,
 Series 1991-I,
                         10.000%    01/01/21           1,200       1,443
MI State Hospital Finance Authority,
 Detroit Osteopathic Hospital,
 Series 1987-A,
                         7.500%    11/01/10              950         983
MN Mille Lacs Capital Improvement Authority,
 Mille Lacs Band of Chippewa,
 Series 1992-A,
                         9.250%    11/01/12            1,085       1,345
MN White Bear Lake,
 Birch Lake Townhomes Project,
 Series 1989-B,
                         (f)       07/15/19              681       1,245
MO Hannibal Industrial Development Authority,
 Regional Healthcare Systems,
 Series 1992,
                         9.500%    03/01/22            2,000       2,468
NC Lincoln County,
 Lincoln County Hospital,
                         9.000%    05/01/07              500         592
                                                                --------
                                                                  11,540
                                                                --------
------------------------------------------------------------------------
OTHER REVENUE - 19.8%
CHEMICALS - 3.5%
LA St. Charles Parish,
 Union Carbide Corp.,
 Series 1992,
                         7.350%    11/01/22            2,000       2,153
SC York County,
 Hoechst Celanese Corp.,
 Series 1994,
                         5.700%    01/01/24            5,000       4,975
                                                                --------
                                                                   7,128
                                                                --------

HOTELS/CAMPS/LODGING - 2.0%
MN Burnsville Commercial Development,
 Holiday Inn Project,
                        10.600%    06/01/06            2,500       2,533

                        Investment Portfolio/May 31, 1997
--------------------------------------------------------------------------

MN Minneapolis Commercial Development,
 Hometel Associates, Ltd.,
 Series 1988,
                         10.500%    06/01/03       $   1,500     $  1,517
                                                                 --------
                                                                    4,050
                                                                 --------
MANUFACTURING - 6.2%
CO Mesa County Industrial Development,
 Joy Technologies, Inc.,
 Series 1992,
                          8.500%    09/15/06           1,000        1,110
LA South Louisiana Port Cargill,
                          5.850%    04/01/17             500          505
MA State Industrial Finance Agency,
 House of Bianchi, Inc.,
                          8.750%    06/01/18             330          321
MN Brooklyn Park,
 TL Systems Corp.,
 Series 1991,
                         10.000%    09/01/16             795          975
OH Cuyahoga County,
 Joy Technologies, Inc.,
 Series 1992,
                          8.750%    09/15/07             550          616
TX Trinity River Authority,
 Texas Instruments Project,
 Series 1996,
                          6.200%    03/01/20             750          760
VA Halifax County Industrial Development,
 Craddock-Terry, Inc., Series 1989,
                         10.000%    12/01/19           1,010        1,077
VA Pittsylvania County Industrial
 Development, Craddock-Terry, Inc.,
 Series 1989,
                         10.000%    12/01/19           1,085        1,150
VA Prince Edward County Industrial
 Development, Craddock-Terry, Inc.,
 Series 1989,
                         10.000%    12/01/19           1,860        1,971
WA Pilchuck Public Development Corp.,
 Goodrich (B.F.) Co. Tramco Project,
 Series 1993,
                          6.000%    08/01/23           4,000        3,905
                                                                 --------
                                                                   12,390
                                                                 --------

                        Investment Portfolio/May 31, 1997
-------------------------------------------------------------------------

MUNICIPAL BONDS - CONT.                              PAR          VALUE
-------------------------------------------------------------------------
OTHER REVENUE - CONT.
MISCELLANEOUS RETAIL - 0.4%
OH Lake County,
 North Madison Properties,
 Series 1993,
                          8.819%    09/01/11      $      710    $     746
                                                                ---------
OTHER REVENUE - 2.1%
IN Hammond,
 American Maize Products Co.,
 Series 1994,
                          8.000%    12/01/24           2,000        2,250
LA Port New Orleans Industrial Development,
 Continental Grain Co., Series 1993,
                          7.500%    07/01/13           1,000        1,074
MD Baltimore,
 Park Charles Project,
 Series 1986,
                          8.000%    01/01/10             830          874
                                                                ---------
                                                                    4,198
                                                                ---------

PAPER PRODUCTS - 2.7%
MI State Strategic Fund,
 Blue Water Fiber Project,
 Series 1994,
                          8.000%    01/01/12 (b)       2,000        1,340
MI State Strategic Fund,
 Great Lakes Pulp & Fibre Project,
 Series 1994,
                         10.250%    12/01/16 (b)       2,000          910
SC Darlington County,
 Industrial Development Authority,
 SONOCO Products Co. Project,
                          6.125%    06/01/25           2,000        2,063
WA Walla Walla Public Corp.,
 Ponderosa Fibres Project,
 Series 1995,
                          9.125%    01/01/26           1,230        1,079
                                                                ---------
                                                                    5,392
                                                                ---------

PETROLEUM REFINING - 0.7%
WA Pierce County Economic
 Development Corp.,
 Occidental Petroleum Co.,
                          5.800%    09/01/29           1,500        1,419
                                                                ---------

                        Investment Portfolio/May 31, 1997
--------------------------------------------------------------------------
STATE APPROPRIATED - 2.2%
CA Statewide Communities
 Development Corp.,
 J. Paul Getty Trust Center,
                          5.000%    10/01/23       $   2,000     $  1,812
NY State Dormitory Authority,
 State University,
 Series 1995-A,
                          5.300%    07/01/24           2,700        2,555
                                                                 --------
                                                                    4,367
                                                                 --------
-------------------------------------------------------------------------
Resource Recovery - 3.5%
MISCELLANEOUS DISPOSAL - 2.3%
CT State Development Authority,
 Sewer Sludge Disposal Facilities,
 Series 1996,
                          8.250%    12/01/06           1,250        1,272
MA Boston Industrial Development
 Finance Authority,
 Jet-A-Way, Inc.,
                         10.500%    01/01/11           1,000        1,106
MA State Industrial Finance Agency:
 Peabody Monofill Associates, Inc.,
 Series 1995,
                          9.000%    09/01/05           1,110        1,206
 Massachusetts Environmental Services,
 Series 1994-A,
                          8.750%    11/01/21             990          970
                                                                 --------
                                                                    4,554
                                                                 --------

RECYCLING - 0.7%
GA Fulton County Development
 Authority,
 Very, Inc.,
                         10.500%    12/01/07           1,445        1,507
                                                                 --------

RESOURCE RECOVERY - 0.5%
PA Delaware County BFI,
                          6.200%    07/01/19           1,000        1,011
                                                                 --------

-------------------------------------------------------------------------
Taxed-Backed - 4.8%
SALES & EXCISE TAX - 4.8%
IL Metropolitan Pier & Exposition
 Authority,
 Series 1996-A:
                          (a)       12/15/13           5,000        1,950
                          (a)       12/15/21           8,000        1,910

                        Investment Portfolio/May 31, 1997
-------------------------------------------------------------------------

MUNICIPAL BONDS - CONT.                              PAR          VALUE
-------------------------------------------------------------------------
Taxed-Backed - Cont.
SALES & EXCISE TAX - CONT.
IL Metropolitan Pier & Exposition
 Authority,
 McCormick Project:
                          (a)       06/15/14       $   5,000     $  1,881
                          (a)       06/15/15           3,000        1,054
IL State Development Finance Authority,
 City of Marion Project,
 Series 1991,
                          9.625%    09/15/21           1,475        1,519
PR Commonwealth of Puerto Rico
 Highway & Transportation Authority,
 Series 1996-Y,
                          5.500%    07/01/36           1,300        1,258
                                                                 --------
                                                                    9,572
                                                                 --------
-------------------------------------------------------------------------
Transportation - 7.4%
AIR TRANSPORTATION - 5.5%
IN Indianapolis Airport Authority:
 Federal Express Project,
 Series 1994,
                          7.100%    01/15/17           2,000        2,163
 United Airlines Project,
 Series A,
                          6.500%    11/15/31           2,000        2,040
KY Kenton County Airport Board,
 Delta Airlines, Inc.,
 Series 1992-A,
                          7.500%    02/01/20           2,500        2,684
NY Port Authority New York/New Jersey,
 JFK Airport,
                          6.250%    12/01/08           1,000        1,082
OH Dayton,
 Emery Air Freight Facilities,
 Series 1993-E,
                          6.050%    10/01/09           1,000        1,016
TX Alliance Airport Authority:
 American Airlines Project,
                          7.500%    12/01/29           1,000        1,070
 Federal Express Corp.,
 Series 1996,
                          6.375%    04/01/21           1,000        1,019
                                                                 --------
                                                                   11,074
                                                                 --------

                        Investment Portfolio/May 31, 1997
------------------------------------------------------------------------
TURNPIKE/TOLLROAD/BRIDGE - 1.9%
CA San Joaquin Hills Transportation
 Corridor Agency,
 Series 1993:
                         (a)       01/01/25        $ 10,000     $  1,763
                         5.000%    01/01/33           2,480        2,114
                                                                --------
                                                                   3,877
                                                                --------
------------------------------------------------------------------------
UTILITY - 9.7%
INDIVIDUAL POWER PRODUCER - 4.7%
FL Martin County Industrial
 Development Authority,
 Indiantown Cogeneration Project, Series 1994-A,
                         7.875%    12/15/25           1,000        1,122
MD State Energy Financing Administration,
 AES Warrior Cogeneration Project,
                         7.400%    09/01/19           1,750        1,811
NY Port Authority of New York & New Jersey,
 KIAC Partners,
 Series 1996 IV,
                         6.750%    10/01/11           2,000        2,105
PA Economic Development Finance
 Authority, Colver Project, Series D:
                         7.125%    12/01/15             500          528
                         7.150%    12/01/18           3,750        3,952
                                                                --------
                                                                   9,518
                                                                --------

INVESTOR OWNED - 1.6%
IL Bryant Pollution Control Revenue,
 Central Illinois Light Co.,
 Series 1993,
                         5.900%    08/01/23           2,000        2,012
NM Farmington San Juan,
                         6.375%    04/01/22           1,250        1,272
                                                                --------
                                                                   3,284
                                                                --------

MUNICIPAL ELECTRIC - 1.8%
TX Austin,
 Series 1994:
                         (a)       05/15/17           6,600        2,104
                         (a)       05/15/18           5,000        1,506
                                                                --------
                                                                   3,610
                                                                --------

WATER & SEWER - 1.6%
LA Public Facility Belmont Water
 Authority,
                         9.000%    03/15/24 (c)         730          657

                        Investment Portfolio/May 31, 1997
---------------------------------------------------------------------------

MUNICIPAL BONDS - CONT.                              PAR          VALUE
---------------------------------------------------------------------------
UTILITY - CONT.
WATER & SEWER - CONT.
MS V Lakes Utility District,
                          8.250%    07/15/24      $      500   $        489
NJ State Economic Development
 Authority,
 Hills Development Co.,
                         10.500%    09/01/08           2,100          2,108
                                                                -----------
                                                                      3,254
                                                                -----------

TOTAL MUNICIPAL BONDS (cost of $196,566) (g)                        197,484
                                                                -----------
OTHER ASSETS & LIABILITIES - 1.7%                                     3,521
---------------------------------------------------------------------------

NET ASSETS - 100.0%                                             $   201,005
                                                                -----------

NOTES TO INVESTMENT PORTFOLIO:
---------------------------------------------------------------------------
(a) Zero coupon bond.
(b) This issuer is in default of certain debt covenants. Income is not being accrued.
(c) Security is exempt from registration under Rule 144A of the Securities
    Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 1997 the value of these securities amounted to $9,673 or 4.8% of net assets.
(d) This is a restricted security which was acquired at a cost of $1,921. This security represents 1.1% of the Fund's net assets at May 31, 1997.
(e) The Fund has been informed that the issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of the interest and principal.
(f) Accrued interest accumulates in the value of the security and is payable at redemption.
(g) Cost for federal income tax purposes is $196,667.

See notes to financial statements.

                        STATEMENT OF ASSETS & LIABILITIES
                            MAY 31, 1997 (UNAUDITED)

(in thousands except for per share amount)
ASSETS
Investments at value (cost $196,566)                         $    197,484

Receivable for:
  Interest                                    $      4,802
  Investments sold                                      55
Other                                                   12          4,869
                                              ------------   ------------
     Total Assets                                                 202,353

LIABILITIES
Payable for:
  Distributions                                      1,163
Payable to custodian bank                               67
Accrued:
  Deferred Trustees fees                                 2
Other                                                  116
                                              -------------
     Total Liabilities                                              1,348
                                                             ------------

NET ASSETS  at value for 27,367
  shares of beneficial interest outstanding                  $    201,005
                                                             ------------

Net asset value per share                                    $       7.34
                                                             ------------

COMPOSITION OF NET ASSETS
Capital paid in                                              $    246,821
Undistributed net investment income                                   469
Accumulated net realized loss                                     (47,203)
Net unrealized appreciation                                           918
                                                             ------------
                                                             $    201,005
                                                             ------------

See notes to financial statements.

                             STATEMENT OF OPERATIONS
                      FOR THE SIX MONTHS ENDED MAY 31, 1997
                                   (UNAUDITED)

(in thousands)
INVESTMENT INCOME
Interest                                                           $      7,892

EXPENSES
Management fee                                       $       652
Transfer agent                                                68
Bookkeeping fee                                               27
Trustees fee                                                   9
Custodian fee                                                  9
Audit fee                                                     21
Legal fee                                                     27
Reports to shareholders                                        5
Other                                                         97            915
                                                     -----------   ------------
       Net Investment Income                                              6,977
                                                                   ------------

NET REALIZED & UNREALIZED GAIN (LOSS) ON PORTFOLIO POSITIONS
Net realized loss                                         (1,889)
Net unrealized appreciation during
the period                                                   102
                                                     -----------
       Net Loss                                                          (1,787)
                                                                   ------------

Net Increase in Net Assets from Operations                         $      5,190
                                                                   ------------

See notes to financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS

                                                     (Unaudited)
                                                  Six months ended   Year ended
   (in thousands)                                      May 31        November 30
                                                  ----------------   -----------
INCREASE (DECREASE) IN NET ASSETS                       1997             1996
Operations:
Net investment income                                $   6,977        $  13,853
Net realized gain (loss)                                (1,889)              70
Net unrealized appreciation (depreciation)                 102           (1,839)
                                                     ---------        ---------
    Net Increase from Operations                         5,190           12,084

Distributions:
From net investment income                              (6,978)         (13,957)
                                                     ---------        ---------
                                                        (1,788)          (1,873)
Fund Share Transactions:
Value of distributions reinvested                            -                -
                                                     ---------        ---------
        Total Decrease                                  (1,788)          (1,873)

NET ASSETS
Beginning of period                                    202,793          204,666
                                                     ---------        ---------
End of period (including undistributed
 net investment income
 of $469 and $467, respectively)                     $ 201,005        $ 202,793
                                                     ---------        ---------

NUMBER OF FUND SHARES
Outstanding at
     Beginning of period                                27,367           27,367
                                                     ---------        ---------
     End of period                                      27,367           27,367
                                                     ---------        ---------

See notes to financial statements.

                          NOTES TO FINANCIAL STATEMENTS
                            MAY 31, 1997 (UNAUDITED)


NOTE 1. INTERIM FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
In the opinion of management of Colonial Municipal Income Trust (the Fund), the accompanying financial statements contain all normal and recurring adjustments necessary for the fair presentation of the financial position of the Fund at May 31, 1997, and the results of its operations, the changes in its net assets and the financial highlights for the six months then ended.

NOTE 2. ACCOUNTING POLICIES
--------------------------------------------------------------------------------
ORGANIZATION: The Fund is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Fund's investment objective is to provide high current income, generally exempt from federal income taxes, by investing primarily in medium and lower quality municipal securities. Secondary is to preserve capital. The Fund authorized an unlimited number of shares.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies that are consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS: Debt securities are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Portfolio positions which cannot be valued as set forth above are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

                   Notes to Financial Statements/May 31, 1997
--------------------------------------------------------------------------------

FEDERAL INCOME TAXES: Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable and tax-exempt income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM: Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; market discount is not accreted. Premium is amortized against interest income with a corresponding decrease in the cost basis.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders are recorded on the ex-date.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

NOTE 3.  FEES AND COMPENSATION PAID TO AFFILIATES
--------------------------------------------------------------------------------
MANAGEMENT FEE: Colonial Management Associates, Inc. (the Adviser) is the investment Adviser of the Fund and furnishes accounting and other services and office facilities for a monthly fee equal to 0.65% annually of the Fund's average weekly net assets.

BOOKKEEPING FEE: The Adviser provides bookkeeping and pricing services for $18,000 per year plus 0.0233% of the Fund's average net assets over $50 million.

OTHER: The Fund pays no compensation to its officers, all of whom are employees of the Adviser.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

NOTE 4. PORTFOLIO INFORMATION
--------------------------------------------------------------------------------
INVESTMENT ACTIVITY: During the six months ended May 31, 1997, purchases and sales of investments, other than short-term obligations, were $11,146,784 and $7,049,473, respectively.

                   Notes to Financial Statements/May 31, 1997
--------------------------------------------------------------------------------
NOTE 4. PORTFOLIO INFORMATION - CONT.
--------------------------------------------------------------------------------
Unrealized appreciation (depreciation) at May 31, 1997, based on cost of investments for federal income tax purposes was:

   Gross unrealized appreciation                            $       9,292,020
   Gross unrealized depreciation                                   (8,475,172)
                                                            -----------------
           Net unrealized appreciation                      $         816,848
                                                            -----------------

CAPITAL LOSS CARRYFORWARDS: At November 30, 1996, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

                Year of                       Capital loss
              expiration                      carryforward
              -----------                   -----------------
                 1997                       $       2,498,000
                 1998                               6,551,000
                 1999                               6,352,000
                 2000                               9,103,000
                 2001                               7,979,000
                 2002                               5,301,000
                 2003                               7,499,000
                 2004                                   4,000
                                            -----------------
                                            $      45,287,000
                                            -----------------

Expired capital loss carryforwards, if any, are recorded as a reduction of capital paid in.

To the extent loss carryforwards are used to offset any future realized gains, it is unlikely that such gains would be distributed since they may be taxable to shareholders as ordinary income.

OTHER: There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

NOTE 5. RESULTS OF ANNUAL SHAREHOLDER MEETING
--------------------------------------------------------------------------------
On April 30, 1997, the Annual Meeting of Shareholders was held to elect four Trustees and to ratify the selection of Price Waterhouse LLP as independent accountants for the fiscal year ending November 30, 1997. On February 3, 1997, the record date for the Meeting, the Fund had outstanding 27,367,005 shares of beneficial interest. The votes cast at the Meeting were as follows:

                   Notes to Financial Statements/May 31, 1997
--------------------------------------------------------------------------------

Election of four Trustees:

                                             AUTHORITY
                                  FOR        WITHHELD
                                  ---        ---------
Lora S. Collins                21,211,399     545,897
Richard W. Lowry               21,226,552     530,744
John J. Neuhauser              21,234,395     522,901
Sinclair Weeks, Jr.            21,201,074     556,222

The Board of Trustees also consists of Robert J. Birnbaum, Tom Bleasdale, James
E. Grinnell, William D. Ireland, Jr., William E. Mayer, James L. Moody, Jr., George L. Shinn and Robert L. Sullivan.

Ratification of the selection of Price Waterhouse LLP as independent accountants:

                FOR                  AGAINST                    ABSTAIN
                ---                  -------                    -------
             21,193,039              187,945                    376,312

                          FINANCIAL HIGHLIGHTS

Selected per share data, total return, ratios and supplemental data throughout each period are as follows:

                                         (Unaudited)
                                         Six months
                                         ended May 31                      Year ended November 30
                                         ------------               ------------------------------------
                                               1997                      1996                   1995
Net asset value -
   Beginning of period                   $      7.410               $      7.480            $      7.150
                                         ------------               ------------            ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                           0.255                      0.508                   0.547
Net realized and
unrealized gain (loss)                         (0.070)                    (0.068)                  0.335
                                         ------------               ------------            ------------
   Total from Investment
      Operations                                0.185                      0.440                   0.882
                                         ------------               ------------            ------------
LESS DISTRIBUTIONS DECLARED TO
   SHAREHOLDERS:
From net investment income                     (0.255)                    (0.510)                 (0.552)
In excess of net
   investment income                                -                          -                       -
                                         ------------               ------------            ------------
Total Distributions
   Declared to Shareholders                    (0.255)                    (0.510)                 (0.552)
                                         ------------               ------------            ------------
Net asset value -
   End of period                         $      7.340               $      7.410            $      7.480
                                         ------------               ------------            ------------
Market price per share -
   End of period                         $      7.375               $      7.250            $      6.750
                                         ------------               ------------            ------------
Total return - based on market
   value (a)                                     5.30%(b)                  15.36%                   8.04%
                                         ------------               ------------            ------------

RATIOS TO AVERAGE NET ASSETS:
Expenses                                         0.91%(c)(d)                0.91%(c)                0.98%(c)
Net investment income                            6.95%(c)(d)                6.87%(c)                7.47%(c)
Portfolio turnover                                  4%(b)                     22%                     24%
Net assets at end
of period (000)                          $    201,005               $    202,793            $    204,666

(a) Total return at market value assuming all distributions reinvested and excluding brokerage commissions.
(b)  Not annualized.
(c) The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior years' ratios are net of benefits received, if any.
(d)  Annualized.

                                                          Year ended November 30
                                         ------------------------------------------------------
                                             1994                 1993                 1992
Net asset value -
   Beginning of period                   $      7.830         $      7.890         $      8.060
                                         ------------         ------------         ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                           0.609                0.639                0.636
Net realized and
unrealized gain (loss)                         (0.707)              (0.063)              (0.170)
                                         ------------         ------------         ------------
   Total from Investment
      Operations                               (0.098)               0.576                0.466
                                         ------------         ------------         ------------
LESS DISTRIBUTIONS DECLARED TO
   SHAREHOLDERS:
From net investment income                     (0.582)              (0.632)              (0.636)
In excess of net
   investment income                                -               (0.004)                   -
                                         ------------         ------------         ------------
Total Distributions
   Declared to Shareholders                    (0.582)              (0.636)              (0.636)
                                         ------------         ------------         ------------
Net asset value -
   End of period                         $      7.150         $      7.830         $      7.890
                                         ------------         ------------         ------------
Market price per share -
   End of period                         $      6.750         $      8.000         $      7.875
                                         ------------         ------------         ------------
Total return - based on market
   value (a)                                   (10.06%)              11.56%                1.82%
                                         ------------         ------------         ------------
RATIOS TO AVERAGE NET ASSETS:
Expenses                                         0.90%                0.87%                0.87%
Net investment income                            8.12%                8.03%                7.99%
Portfolio turnover                                 24%                  21%                  10%
Net assets at end
of period (000)                          $    195,444         $    213,292         $    213,420

                           DIVIDEND REINVESTMENT PLAN

As a shareholder in the Fund you are eligible to participate in the Dividend Reinvestment Plan.

The Trust generally distributes net investment income monthly and capital gains annually. Under the Trust's Dividend Reinvestment and Cash Purchase Plan (the "Plan") shareholders may elect to have all distributions reinvested automatically in additional shares of the Trust. Shareholders not making such election will receive all distributions in cash paid by check mailed directly to the record holder by the dividend paying agent.

Shareholders participating in the Plan will receive distributions in the form of shares of the Trust. If the market price of the shares on the distribution payment date is equal to or greater than the net asset value, Plan participants will be issued shares at the higher of net asset value or 95% of the market price. For shares issued at a discount from market value, the difference between market value and issue price may represent taxable income at the time of issuance. Any portion of the discount includable in income will increase the basis of the shares issued. If net asset value exceeds the market price, or the distribution is payable only in cash, shares will be bought in the open market for the accounts of Plan participants. If the market price surpasses the net asset value before such purchasing is completed, the average per share price paid may exceed the net asset value of the shares, resulting in the acquisition of fewer shares than if the distribution had been in newly-issued shares.

Participants in the Plan have the option of making additional cash payments to the Plan administrator semiannually, for investment in the Trust's shares. Such payments may be made in any amount from $100 to $500. The administrator will use all funds received from participants (as well as any dividends and distributions received in cash) to purchase Trust shares in the open market semiannually. Interest will not be paid on any uninvested cash payments.

All Plan accounts receive monthly written confirmations of all transactions. Shares purchased under the Plan are ordinarily held in uncertified form, although participants have the right to receive certificates for whole shares issued to them.

Each shareholder's proxy includes shares purchased pursuant to the Plan. The automatic reinvestment of distributions does not relieve participants of any income tax payable on the distributions. Participants may recognize capital gain or ordinary income for federal income tax purposes in an amount equal to the market value of shares received under the Plan.

Fees and expenses of the Plan other than brokerage charges will be paid by the Trust. No brokerage charges are incurred on shares issued directly by the Trust. Participants will bear a pro-rata share of brokerage charges incurred on open market purchases.

A Plan participant may terminate his or her participation by written notice to the Plan agent. The Plan may be amended or terminated on 30 days written notice to the Plan participants. Upon withdrawal by any participant or any termination of the Plan, certificates for whole shares will be issued and cash payments will be made for any fractional shares. All correspondence concerning the Plan should be directed to State Street Bank and Trust Company, the Trust's dividend disbursing agent and administrator of the Plan, at P.O. Box 8200, Boston, Massachusetts 02266-8200.

                    IMPORTANT INFORMATION ABOUT THIS REPORT

The Transfer Agent for Colonial Municipal Income Trust is:
State Street Bank and Trust Company
P.O. Box 8200
Boston, MA 02266-8200
1-800-426-5523

Colonial Municipal Income Trust mails one shareholder report to each shareholder address. If you would like more than one report, please call Colonial at 1-800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Colonial Municipal Income
Trust.

[COLONIAL MUTUAL FUNDS LOGO]

Mutual Funds for
Planned Portfolios

                                    TRUSTEES


ROBERT J. BIRNBAUM

Retired (formerly Special Counsel, Dechert, Price & Rhoads; President and Chief Operating Officer, New York Stock Exchange, Inc.)

TOM BLEASDALE

Retired (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

LORA S. COLLINS

Attorney (formerly Attorney, Kramer, Levin, Naftalis, Nessen, Kamin & Frankel)

JAMES E. GRINNELL

Private Investor (formerly Senior Vice President-Operations, The Rockport
Company)

WILLIAM D. IRELAND, JR.

Retired (formerly Chairman of the Board, Bank of New England-Worcester)

RICHARD W. LOWRY

Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

WILLIAM E. MAYER

Partner, Development Capital, L.L.C. (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, C. S. First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JAMES L. MOODY, JR.

Retired (formerly Chairman of the Board and Chief Executive Officer, Hannaford Bros. Co.)

JOHN J. NEUHAUSER

Dean, Boston College School of Management

GEORGE L. SHINN

Financial Consultant (formerly Chairman, Chief Executive Officer and Consultant, The First Boston Corporation)

ROBERT L. SULLIVAN

Retired Partner, Peat Marwick Main & Co. (formerly Management Consultant, Saatchi and Saatchi Consulting Ltd. and Principal and International Practice Director, Management Consulting, Peat Marwick Main & Co.)

SINCLAIR WEEKS, JR.

Chairman of the Board, Reed & Barton Corporation

        COLONIAL INVESTMENT SERVICES, INC., Distributor (C) 1997
                     A Liberty Financial Company (NYSE:L)
      One Financial Center, Boston, Massachusetts 02111-2621, 617-426-3750

                            IT-03/805D-0597 M (7/97)